Derivative Financial Instruments - Additional Information (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)
Derivative Instruments and Hedging Activities Disclosure [Line Items]
Income included in accumulated other comprehensive income (loss) that will be reclassified into earnings within twelve months	$ 19,305	¥ 1,583,000